Investment Strategy	Aug. 01, 2025
Weitz Multisector Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Multisector Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Multisector Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities and related derivative instruments that provide exposure to debt securities.

These debt securities may include: (1) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products)”, (2) corporate debt securities, (3) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”), (4) U.S. Government securities (including securities issued by government-sponsored enterprises) and (5) securities issued by foreign governments, which may include sovereign debt.

The Multisector Fund may invest in obligations of any credit quality and, depending on market conditions and our investment outlook, expects, under normal circumstances, to have approximately 35% of its investments in obligations rated below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, obligations of issuers which we determine to have comparable below investment grade obligations outstanding or obligations of comparable credit quality to obligors with outstanding below investment grade obligations. The Multisector Fund’s exposure to such bonds may vary significantly over time based on our views of market conditions, and may, at times, represent less than 35% or up to 50% or more of the Multisector Fund’s investments.

The Multisector Fund may, but is not required to, use derivatives—including options, credit default swaps, credit default swap index products, bond and interest rate futures—as well as derivatives based on foreign currencies, such as futures and forwards. The Multisector Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Multisector Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Core Plus Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Multisector Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Multisector Fund may invest in debt securities of all maturities and in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Multisector Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Multisector Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Multisector Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

The Multisector Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Multisector Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Multisector Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Weitz Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Core Plus Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Core Plus Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities and related derivative instruments that provide exposure to debt securities.

These debt securities may include: (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”) and (5) securities issued by foreign governments, which may include sovereign debt.

The Core Plus Fund may invest up to 25% of its total assets in debt securities that are rated non-investment grade (commonly referred to as “high yield” or “junk bonds”). We consider non-investment grade to mean rated less than BBB- by one or more nationally recognized credit ratings firms.

The Core Plus Fund may, but is not required to, use derivatives—including options, bond and interest rate futures. The Core Plus Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Core Plus Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Core Plus Fund may choose not to make use of derivatives for a variety of reasons, including, but not limited to, market conditions, our investment outlook, regulatory restrictions, liquidity concerns, or the determination that derivative strategies are not appropriate given the Core Plus Fund’s current investment objectives or risk profile, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Core Plus Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Core Plus Fund may invest in debt securities of all maturities, but anticipates maintaining a dollar-weighted average maturity of less than ten years. The Core Plus Fund may invest in debt securities across multiple sectors. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Core Plus Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Core Plus Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Core Plus Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies, without limit.

The Core Plus Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Core Plus Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Core Plus Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.